Other Assets - Schedule of Other Assets (Details) - Other Assets [Member] - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Assets [Line Items]
Inventory of rewards	$ 82,525	$ 130,411	$ 204,117
Security deposit	13,387	14,366	13,325
Rewards catalogs	5,669	7,860	11,233
Recoverable taxes	2,562	2,290	1,741
Accounts receivable from consultors	2,201	1,660	41,699
Other receivables	13,667	5,246	12,330
Total other assets	120,011	161,833	284,445
Current	105,770	147,329	230,688
Non-current	14,241	14,504	53,757
Total assets	$ 120,011	$ 161,833	$ 284,445